PROPERTY AND EQUIPMENT (Details - Major classes of property and equipment) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,103,136	$ 1,606,451
Accumulated Depreciation	(1,376,629)	(976,961)
Property, Equipment and Software, net	726,507	629,490
Depreciation Expense	315,686	267,959
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	132,018	115,238
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,291,673	1,162,568
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	298,004	228,404
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	381,441	100,241
Accumulated Depreciation	(133,149)	(57,032)
Property, Equipment and Software, net	248,292	43,209
Depreciation Expense	84,328	57,033
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Depreciation Expense	$ 315,686	$ 262,895